ORGANIZATION AND BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

1.ORGANIZATION AND BUSINESS DESCRIPTION

Baosheng Media Group Holdings Limited (“Baosheng Group”) was incorporated on December 4, 2018 under the laws of the Cayman Islands as an exempted company with limited liability. Baosheng Group, through its subsidiaries in the PRC, is engaged in providing online marketing channels to advertisers for them to manage their online marketing activities. At the same time, as the authorized agency of some popular online media, Baosheng Group helps online media procure advertisers to buy their ad inventory and facilitate ad deployment on their advertising channels.

As of December 31, 2025, the accompanying consolidated financial statements reflect the activities of Baosheng Group and each of the following entities:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Parent company:
Baosheng Group	December 4, 2018	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of Baosheng Group
Baosheng Media Group Limited (“Baosheng BVI”)	December 14, 2018	British Virgin Islands	100	Investment holding
Baosheng Media Group (Hong Kong) Holdings Limited (“Baosheng Hong Kong”)	January 7, 2019	Hong Kong	100	Investment holding
Beijing Baosheng Technology Company Limited (“Beijing Baosheng”)	October 17, 2014	PRC	100	Provision of online marketing channels
Horgos Baosheng Advertising Co., Ltd. (“Horgos Baosheng”)	August 30, 2016	PRC	100	Provision of online marketing channels
Kashi Baosheng Information Technology Co., Ltd. (“Kashi Baosheng”) (Dissolved)	May 15, 2018	PRC	100	Provision of online marketing channels
Baosheng Technology (Horgos) Co., Ltd. (“Baosheng Technology”)	January 2, 2020	PRC	100	Provision of online marketing channels
Beijing Baosheng Network Technology Co., Ltd. (“Baosheng Network”)	March 21, 2021	PRC	100	Provision of online marketing channels
Beijing Xunhuo E-commerce Co., Ltd. (“Beijing Xunhuo”)	April 2, 2022	PRC	100	Advertising optimization services
Beijing Zhiding Baosheng Network Technology Co. Ltd. (“Zhiding Baosheng”)	March 4, 2025	PRC	100	Information consulting services and marketing planning services
Yuansheng Meiyan Healthcare Service (Hainan) Co., Ltd. (“Yuansheng Meiyan”)	April 24, 2025	PRC	100	Information consulting services and marketing planning services

1.ORGANIZATION AND BUSINESS DESCRIPTION (CONTINUED)

Share consolidation and increase in authorized share capital

On March 6, 2023, the Company effected an increase in its authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value US$0.0016 each to US$60,000 divided into 37,500,000 ordinary shares of a par value US$0.0016 each(the “Increase in Share Capital”), and on March 21, 2023, the Company effected a share consolidation at a ratio of one-for-six, such that each (6) ordinary shares with a par value of US$0.0016 each in the Company’s issued and unissued share capital were consolidated into one ordinary share with a par value of US$0.0096 (“2023 Share Consolidation”). Effective on September 29, 2023, the Company increased the authorized share capital of the Company from US$60,000 divided into 6,250,000 Ordinary Shares of par value US$0.0096 each, to US$9,600,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.0096 each (the “2023 Share Capital Increase”). Immediately following the Increase in Share Capital, 2023 Share Consolidation, and the 2023 Share Capital Increase, the authorized share capital of the Company increased from US$50,000 to US$60,000, divided into 6,250,000 ordinary shares of a par value US$0.0096 each. The Company believes it is appropriate to reflect the Increase in Share Capital and 2023 Share Consolidation on a retroactive basis pursuant to Accounting Standards Codification (“ASC”) 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 1,000,000,000 authorized shares, par value of US$0.0096, of which 1,534,487 shares were issued and outstanding as of December 31, 2025 and 2024, respectively.

Disposition of a subsidiary

In May 2025, the Company dissolved the business of Kashi Baosheng Information Technology Co., Ltd. (“Kashi Baosheng”). The management believed the dissolution of Kashi Baosheng did not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The dissolution was not accounted as discontinued operations in accordance with ASC 205-20. On the date of dissolution, Kashi Baosheng recorded net assets of $3,772. The Company recognized the loss of $3,725 dissolution of Kashi Baosheng in the account of “other loss, net” on the consolidated statements of operations and comprehensive loss.